VESSELS AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Vessel	Dec. 31, 2011 Vessel	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Number of vessels	4	4
Depreciation and amortization	$ 51,167	$ 45,316	$ 43,106
Vessels and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	954,992	881,598
Accumulated depreciation	(247,845)	(219,577)
Net book value	707,147	662,021
Depreciation and amortization	35,200	29,300	28,500
Drydocking Costs [Member]
Property, Plant and Equipment [Line Items]
Cost	20,900	21,900
Accumulated depreciation	4,300	7,100
Mooring Costs [Member]
Property, Plant and Equipment [Line Items]
Cost	38,100	26,900
Accumulated depreciation	2,400	0
Vessels Pledged as Security [Member]
Property, Plant and Equipment [Line Items]
Net book value	$ 707,100	$ 481,900